RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

9.RELATED PARTY TRANSACTIONS

Related party transactions are made on terms agreed upon by the related parties. The balances with related parties are unsecured, non-interest bearing, and due on demand. Related party transactions not disclosed elsewhere, if any, in the consolidated financial statements are as follows:

Due to a related party	June 30, 2025	June 30, 2024
Silvercorp Metals Inc.	$91,687	$50,302

(a)	Silvercorp Metals Inc. (“Silvercorp”) has one director and one officer (June 30, 2024 – one director) in common with the Company. Silvercorp and the Company share office space and Silvercorp provides various general and administrative services to the Company. The Company expects to continue making payments to Silvercorp in the normal course of business. Office and administrative expenses rendered and incurred by Silvercorp on behalf of the Company for the year ended June 30, 2025 were $801,406 (year ended June 30, 2024 - $823,195).
(b)	Compensation of key management personnel

The remuneration of directors and other members of key management personnel for the year ended June 30, 2025 and 2024 are as follows:

	Years ended June 30,
	2025	2024
Director's cash compensation	$64,498	$77,217
Director's share-based compensation	536,417	462,721
Key management's cash compensation	647,676	1,265,900
Key management's share-based compensation	525,454	1,833,584
	$1,774,045	$3,639,422

Other than as disclosed above, the Company does not have any ongoing contractual or other commitments resulting from transactions with related parties.